Loans payable - Non-controlling interest loans (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 2,587,871
Incremental borrowing rate	10.00%	10.00%	10.00%
Non-controlling interest loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 85,214	$ 77,137
Incremental borrowing rate	10.00%